Derivative and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative and Financial Instruments [Abstract]
Balance sheet location and fair value amounts of derivatives
The following table presents the gross fair values

of our commodity derivatives, excluding

collateral, and the
line items where they appear on our consolidated balance

sheet:
Millions of Dollars
2019 2018
Assets
Prepaid expenses and other current assets $ 288 410
Other assets 34 40
Liabilities
Other accruals 283 370
Other liabilities and deferred credits 28 30
The following table presents the gross fair values of our

foreign currency exchange derivatives, excluding
collateral, and the line items where they appear on our

consolidated balance sheet:
Millions of Dollars
2019 2018
Assets
Prepaid expenses and other current assets $ 1 7
Liabilities
Other accruals 20 6
Other liabilities and deferred credits 8 -

Income statement location and gain/loss amounts of derivatives
The gains (losses) from commodity derivatives incurred,

and the line items where they appear on our
consolidated income statement were:
Millions of Dollars
2019 2018 2017
Sales and other operating revenues $ 141 45 77
Other income 4 7 -
Purchased commodities (118) (41) (61)
The losses from foreign currency exchange derivatives

incurred and the line item where they

appear on our
consolidated income statement were:
Millions of Dollars
2019 2018 2017
Foreign currency transaction losses $ 16 1 13

Net exposures/net notional positions of derivative contracts
The table below summarizes our material net exposures

resulting from outstanding commodity

derivative
contracts:
Open Position
Long/(Short)
2019 2018
Commodity
Natural gas and power (billions of cubic feet equivalent)
Fixed price (5) (17)
Basis (23) (1)
We

had the following net notional position of

outstanding foreign currency exchange

derivatives:
In Millions
Notional Currency
2019 2018
Foreign Currency Exchange Derivatives
Sell U.S. dollar, buy British pound USD - 805
Sell British pound, buy other currencies* GBP - 21
Buy British pound, sell euro GBP 4 -
Sell Canadian dollar, buy U.S. dollar CAD 1,337 1,242
*Primarily euro and

Norwegian krone.

Net carrying amount of held to maturity investments
Carrying Amount
Cash and Cash Equivalents Short-Term Investments
2019 2018 2019 2018
Cash $ 759 876
Demand Deposits 1,483 - - -
Time Deposits
Remaining maturities from 1 to 90 days 2,030 3,509 1,395 -
Remaining maturities from 91 to 180 days - - 465 -
Commercial Paper
Remaining maturities from 1 to 90 days 413 229 1,069 248
U.S. Government Obligations
Remaining maturities from 1 to 90 days 394 1,301 - -
$ 5,079 5,915 2,929 248

Debt Securities Carried at Fair Value
The following table reflects our investments in debt

securities classified as available for sale

at December 31,
2019 which are carried at fair value:
Millions of Dollars
Carrying Amount
Cash and
Cash
Equivalents
Short-Term
Investments
Investments
and Long-
Term
Receivables
Corporate Bonds
Remaining maturities within one year $ 1 59 -
Remaining maturities greater than one year through five

years
- - 99
Commercial Paper
Remaining maturities within one year 8 30 -
U.S. Government Obligations
Remaining maturities within one year - 10 -
Remaining maturities greater than one year through five

years
- - 15
Asset-backed Securities
Remaining maturities greater than one year through five

years
- - 19
$ 9 99 133

Schedule of Unrealized Loss on Investments [Table Text Block]
The following table summarizes the amortized cost

basis and fair value of investments in debt securities
classified as available for sale at December 31, 2019:
Millions of Dollars
Amortized Cost
Basis Fair Value
Major Security Type
Corporate bonds $ 159 159
Commercial paper 38 38
U.S. government obligations 25 25
Asset-backed securities 19 19
$ 241 241